Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended				24 Months Ended			36 Months Ended			48 Months Ended			60 Months Ended			72 Months Ended		84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Nov. 08, 2019	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
American Funds® Global Insight Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class A (with sales charge)
Accumulated Value		$ 9,425				$ 9,715			$ 12,685			$ 10,255			$ 11,315			$ 14,195		$ 17,015
American Funds® Global Insight Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class C (with sales charge)
Accumulated Value		10,000				10,247			13,291			10,667			11,685			14,561		17,328
American Funds® Global Insight Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class T (with sales charge)
Accumulated Value		9,750				10,063			13,176			10,682			11,825			14,879		17,881
American Funds® Global Insight Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class F-1
Accumulated Value		10,000				10,314			13,471			10,892			12,023			15,089		18,092
American Funds® Global Insight Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class F-2
Accumulated Value		10,000				10,339			13,540			10,981			12,152			15,290		18,380
American Funds® Global Insight Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class F-3
Accumulated Value			$ 10,000				$ 10,104			$ 12,666			$ 12,698			$ 14,939			$ 15,692		$ 20,562	$ 16,690	$ 18,492	$ 23,293	$ 28,036
American Funds® Global Insight Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-A (with sales charge)
Accumulated Value		9,650				9,941			12,991			10,506			11,596			14,553		17,454
American Funds® Global Insight Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-C (with sales charge)
Accumulated Value		10,000				10,252			13,289			10,660			11,675			14,539		17,427
American Funds® Global Insight Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-E
Accumulated Value		10,000				10,296			13,428			10,836			11,931			14,943		17,879
American Funds® Global Insight Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-T (with sales charge)
Accumulated Value		9,750				10,056			13,164			10,667			11,802			14,844		17,833
American Funds® Global Insight Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-F-1
Accumulated Value		10,000				10,332			13,517			10,951			12,111			15,228		18,297
American Funds® Global Insight Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-F-2
Accumulated Value	$ 10,000				$ 13,091			$ 10,608			$ 11,740			$ 14,766			$ 17,749
American Funds® Global Insight Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class 529-F-3
Accumulated Value	10,000				13,099			10,629			11,767			14,815			17,816
American Funds® Global Insight Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-1
Accumulated Value		10,000				10,333			13,479			10,863			11,926			14,878		17,737
American Funds® Global Insight Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-2
Accumulated Value		10,000				10,305			13,386			10,757			11,788			14,695		17,492
American Funds® Global Insight Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-2E
Accumulated Value		10,000				10,344			13,487			10,872			11,956			14,954		17,872
American Funds® Global Insight Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-3
Accumulated Value		10,000				10,314			13,441			10,834			11,925			14,933		17,854
American Funds® Global Insight Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-4
Accumulated Value		10,000				10,339			13,512			10,930			12,066			15,152		18,170
American Funds® Global Insight Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-5E
Accumulated Value		10,000				10,345			13,546			10,973			12,136			15,266		18,346
American Funds® Global Insight Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-5
Accumulated Value		10,000				10,346			13,557			10,996			12,180			15,334		18,440
American Funds® Global Insight Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Global Insight Fund — Class R-6
Accumulated Value		10,000				10,341			13,560			11,009			12,191			15,358		18,480
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000		$ 14,042	$ 10,269	$ 10,118	$ 11,448	$ 14,421	$ 12,423	$ 12,647	$ 11,756	$ 12,567	$ 16,907	$ 12,988	$ 14,162	$ 20,629	$ 17,362	$ 14,780	$ 21,185	$ 20,755	$ 16,920	$ 18,693	$ 24,988	$ 30,490